Note 19 - Major Customer	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of major customers [text block]
19.	MAJOR CUSTOMER

The Company had sales to a major customer in
2018
and
2017,
a government agency of the People’s Republic of China. The total percentage of sales to this customer during the year was
80%
(
2017
–
59%,
2016
–
54%
) and the total percentage of accounts receivable at
December 31, 2018
was
89%
(
2017
–
84%,
2016
–
52%
).